Quarterly Holdings Report
for
Fidelity® SAI Short-Term Bond Fund
November 30, 2023

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
SST-NPRT1-0124
1.9899557.103
Nonconvertible Bonds - 43.8%
	Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 1.6%
Diversified Telecommunication Services - 0.4%
AT&T, Inc. 0.9% 3/25/24	5,000,000	4,924,718
NTT Finance Corp. 0.583% 3/1/24 (b)	1,597,000	1,576,134
Verizon Communications, Inc.:
0.75% 3/22/24	1,969,000	1,939,890
2.625% 8/15/26	4,600,000	4,319,599
		12,760,341
Media - 0.8%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 6.15% 11/10/26	10,910,000	11,047,370
Discovery Communications LLC 4.9% 3/11/26	4,500,000	4,446,848
Magallanes, Inc.:
3.428% 3/15/24	1,045,000	1,036,979
3.638% 3/15/25	9,872,000	9,603,663
		26,134,860
Wireless Telecommunication Services - 0.4%
Rogers Communications, Inc. 2.95% 3/15/25	3,029,000	2,920,399
T-Mobile U.S.A., Inc.:
1.5% 2/15/26	4,800,000	4,419,663
3.5% 4/15/25	3,440,000	3,345,720
		10,685,782
TOTAL COMMUNICATION SERVICES		49,580,983
CONSUMER DISCRETIONARY - 3.9%
Automobiles - 3.3%
American Honda Finance Corp. 4.6% 4/17/25	6,350,000	6,290,336
BMW U.S. Capital LLC 3.25% 4/1/25 (b)	5,600,000	5,458,025
Daimler Finance North America LLC:
0.75% 3/1/24 (b)	8,927,000	8,820,926
4.95% 3/30/25 (b)	5,000,000	4,975,220
5.5% 11/27/24 (b)	4,250,000	4,243,558
General Motors Financial Co., Inc.:
1.05% 3/8/24	984,000	971,489
1.2% 10/15/24	8,300,000	7,965,089
1.25% 1/8/26	15,696,000	14,278,965
5.4% 4/6/26	5,000,000	4,977,024
Hyundai Capital America:
1% 9/17/24 (b)	9,287,000	8,939,439
5.8% 6/26/25 (b)	10,000,000	9,997,088
Volkswagen Group of America Finance LLC:
3.35% 5/13/25 (b)	7,300,000	7,042,876
3.95% 6/6/25 (b)	5,735,000	5,580,009
5.7% 9/12/26 (b)	8,000,000	7,997,781
6% 11/16/26 (b)	5,000,000	5,039,788
		102,577,613
Distributors - 0.1%
Genuine Parts Co. 1.75% 2/1/25	3,041,000	2,906,129
Specialty Retail - 0.5%
Advance Auto Parts, Inc. 5.9% 3/9/26	2,251,000	2,219,889
AutoZone, Inc. 5.05% 7/15/26	8,000,000	7,953,693
Lowe's Companies, Inc.:
4.4% 9/8/25	2,188,000	2,155,963
4.8% 4/1/26	993,000	985,085
O'Reilly Automotive, Inc. 5.75% 11/20/26	2,294,000	2,320,074
		15,634,704
Textiles, Apparel & Luxury Goods - 0.0%
Tapestry, Inc. 7.05% 11/27/25	447,000	452,538
TOTAL CONSUMER DISCRETIONARY		121,570,984
CONSUMER STAPLES - 2.4%
Beverages - 0.3%
Constellation Brands, Inc. 3.6% 5/9/24	4,900,000	4,849,267
Dr. Pepper Snapple Group, Inc. 0.75% 3/15/24	5,000,000	4,928,183
		9,777,450
Consumer Staples Distribution & Retail - 0.6%
7-Eleven, Inc.:
0.8% 2/10/24 (b)	2,817,000	2,789,323
0.95% 2/10/26 (b)	4,000,000	3,635,327
Dollar General Corp. 4.25% 9/20/24	9,185,000	9,058,285
Mondelez International Holdings Netherlands BV 0.75% 9/24/24 (b)	4,326,000	4,146,484
		19,629,419
Food Products - 0.3%
JDE Peet's BV 0.8% 9/24/24 (b)	3,828,000	3,665,161
Mondelez International, Inc. 2.125% 3/17/24	5,000,000	4,947,556
		8,612,717
Tobacco - 1.2%
Altria Group, Inc. 2.35% 5/6/25	621,000	594,276
BAT Capital Corp. 3.222% 8/15/24	9,886,000	9,699,268
BAT International Finance PLC 1.668% 3/25/26	5,786,000	5,304,084
Imperial Tobacco Finance PLC:
3.125% 7/26/24 (b)	3,612,000	3,543,717
3.5% 7/26/26 (b)	4,800,000	4,524,428
Philip Morris International, Inc.:
2.875% 5/1/24	3,258,000	3,220,209
5% 11/17/25	9,757,000	9,709,386
		36,595,368
TOTAL CONSUMER STAPLES		74,614,954
ENERGY - 2.0%
Energy Equipment & Services - 0.0%
Baker Hughes Co. 1.231% 12/15/23	959,000	957,613
Oil, Gas & Consumable Fuels - 2.0%
Canadian Natural Resources Ltd. 2.05% 7/15/25	2,208,000	2,082,707
Devon Energy Corp. 5.25% 9/15/24	6,500,000	6,456,952
Enbridge, Inc.:
2.15% 2/16/24	737,000	730,881
2.5% 2/14/25	769,000	740,492
4.25% 12/1/26	4,400,000	4,277,045
5.9% 11/15/26	3,205,000	3,259,905
Energy Transfer LP 2.9% 5/15/25	4,750,000	4,567,352
Enterprise Products Operating LP 5.05% 1/10/26	3,360,000	3,363,408
Equinor ASA 1.75% 1/22/26	690,000	646,474
MPLX LP:
1.75% 3/1/26	4,929,000	4,545,269
4.875% 12/1/24	8,000,000	7,912,239
4.875% 6/1/25	4,300,000	4,253,130
Occidental Petroleum Corp. 2.9% 8/15/24	1,348,000	1,318,342
Phillips 66 Co.:
0.9% 2/15/24	4,500,000	4,451,727
1.3% 2/15/26	4,900,000	4,501,631
3.85% 4/9/25	3,943,000	3,857,499
The Williams Companies, Inc.:
4% 9/15/25	4,400,000	4,278,880
5.4% 3/2/26	1,283,000	1,282,183
		62,526,116
TOTAL ENERGY		63,483,729
FINANCIALS - 27.1%
Banks - 16.5%
ABN AMRO Bank NV 6.339% 9/18/27 (b)(c)	6,100,000	6,130,457
Bank of America Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.290% 5.08% 1/20/27 (c)(d)	2,000,000	1,977,908
0.976% 4/22/25 (c)	4,000,000	3,912,241
1.197% 10/24/26 (c)	16,500,000	15,118,586
3.384% 4/2/26 (c)	9,550,000	9,225,123
3.559% 4/23/27 (c)	6,000,000	5,708,330
3.841% 4/25/25 (c)	5,250,000	5,202,951
4.827% 7/22/26 (c)	4,000,000	3,946,269
5.933% 9/15/27 (c)	8,000,000	8,060,393
Bank of America NA 5.65% 8/18/25	5,000,000	5,024,106
Bank of Montreal:
4.25% 9/14/24	6,000,000	5,935,111
5.92% 9/25/25	5,000,000	5,036,790
Bank of Nova Scotia:
3.45% 4/11/25	5,900,000	5,731,950
5.35% 12/7/26	4,000,000	3,989,328
5.45% 6/12/25	7,710,000	7,690,183
Banque Federative du Credit Mutuel SA 4.524% 7/13/25 (b)	3,802,000	3,737,724
Barclays PLC:
1.007% 12/10/24 (c)	2,279,000	2,263,494
2.852% 5/7/26 (c)	6,187,000	5,895,539
5.304% 8/9/26 (c)	7,300,000	7,185,722
6.496% 9/13/27 (c)	5,000,000	5,041,255
7.325% 11/2/26 (c)	8,700,000	8,894,931
BNP Paribas SA 2.219% 6/9/26 (b)(c)	13,450,000	12,716,645
BPCE SA 1.625% 1/14/25 (b)	10,600,000	10,141,701
Canadian Imperial Bank of Commerce:
3.945% 8/4/25	9,246,000	9,010,538
5.926% 10/2/26	8,000,000	8,121,434
Citigroup, Inc.:
0.981% 5/1/25 (c)	2,294,000	2,242,149
2.014% 1/25/26 (c)	11,000,000	10,483,276
3.106% 4/8/26 (c)	7,886,000	7,603,873
4.14% 5/24/25 (c)	5,000,000	4,954,172
5.61% 9/29/26 (c)	7,300,000	7,291,358
Danske Bank A/S:
1.621% 9/11/26 (b)(c)	7,600,000	7,001,691
6.259% 9/22/26 (b)(c)	7,148,000	7,196,357
6.466% 1/9/26 (b)(c)	1,630,000	1,634,006
DNB Bank ASA 0.856% 9/30/25 (b)(c)	10,000,000	9,584,683
HSBC Holdings PLC:
0.976% 5/24/25 (c)	4,500,000	4,384,232
1.645% 4/18/26 (c)	8,331,000	7,838,685
2.633% 11/7/25 (c)	4,750,000	4,597,492
4.292% 9/12/26 (c)	9,300,000	9,010,565
Huntington National Bank 5.699% 11/18/25 (c)	4,528,000	4,422,887
Intesa Sanpaolo SpA 3.25% 9/23/24 (b)	8,770,000	8,564,021
JPMorgan Chase & Co.:
0.824% 6/1/25 (c)	3,418,000	3,325,460
1.045% 11/19/26 (c)	22,400,000	20,467,548
3.845% 6/14/25 (c)	5,000,000	4,946,228
6.07% 10/22/27 (c)	7,500,000	7,621,791
KeyBank NA 4.15% 8/8/25	1,413,000	1,348,323
KeyCorp 3.878% 5/23/25 (c)	1,528,000	1,478,888
Lloyds Banking Group PLC:
4.716% 8/11/26 (c)	9,500,000	9,288,330
5.985% 8/7/27 (c)	3,905,000	3,913,971
Mitsubishi UFJ Financial Group, Inc.:
0.953% 7/19/25 (c)	3,500,000	3,389,369
0.962% 10/11/25 (c)	5,000,000	4,786,474
2.193% 2/25/25	10,466,000	10,034,243
4.788% 7/18/25 (c)	4,000,000	3,970,355
5.541% 4/17/26 (c)	9,400,000	9,358,706
Mizuho Financial Group, Inc. 2.651% 5/22/26 (c)	8,889,000	8,468,420
Morgan Stanley Bank, West Valley City Utah:
4.754% 4/21/26	4,451,000	4,395,752
5.479% 7/16/25	7,000,000	7,015,467
5.882% 10/30/26	7,500,000	7,619,996
NatWest Group PLC:
1.642% 6/14/27 (c)	5,100,000	4,576,797
5.847% 3/2/27 (c)	5,291,000	5,273,365
NatWest Markets PLC 0.8% 8/12/24 (b)	2,224,000	2,149,267
PNC Bank NA 2.5% 8/27/24	5,418,000	5,293,153
Rabobank Nederland New York Branch:
3.875% 8/22/24	4,000,000	3,953,541
5.5% 7/18/25	7,550,000	7,564,287
Regions Financial Corp. 2.25% 5/18/25	1,933,000	1,815,628
Royal Bank of Canada 2.55% 7/16/24	4,245,000	4,163,401
Santander Holdings U.S.A., Inc.:
3.5% 6/7/24	3,539,000	3,483,229
5.807% 9/9/26 (c)	6,909,000	6,836,360
Societe Generale:
1.488% 12/14/26 (b)(c)	5,100,000	4,615,687
2.226% 1/21/26 (b)(c)	12,300,000	11,697,952
4.351% 6/13/25 (b)	4,200,000	4,115,584
Sumitomo Mitsui Financial Group, Inc. 5.464% 1/13/26	10,000,000	9,992,067
The Toronto-Dominion Bank:
1.2% 6/3/26	5,000,000	4,516,556
2.35% 3/8/24	5,000,000	4,956,147
Truist Financial Corp.:
4.26% 7/28/26 (c)	10,500,000	10,155,109
5.9% 10/28/26 (c)	6,200,000	6,171,760
U.S. Bancorp 5.727% 10/21/26 (c)	4,500,000	4,482,907
Wells Fargo & Co.:
2.164% 2/11/26 (c)	14,358,000	13,710,128
2.188% 4/30/26 (c)	9,450,000	8,983,019
4.54% 8/15/26 (c)	5,800,000	5,684,481
Wells Fargo Bank NA 5.55% 8/1/25	8,000,000	8,024,098
		516,152,000
Capital Markets - 4.3%
Bank of New York, New York 5.224% 11/21/25 (c)	3,440,000	3,426,313
Blackstone Private Credit Fund 4.7% 3/24/25	4,526,000	4,409,298
Credit Suisse AG U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 1.260% 6.5804% 2/21/25 (c)(d)	5,000,000	4,995,087
Deutsche Bank AG New York Branch:
0.898% 5/28/24	1,264,000	1,232,794
1.447% 4/1/25 (c)	2,890,000	2,839,667
3.961% 11/26/25 (c)	6,000,000	5,841,074
7.146% 7/13/27 (c)	3,469,000	3,538,292
Goldman Sachs Group, Inc.:
1.757% 1/24/25 (c)	10,000,000	9,933,355
5.7% 11/1/24	35,000,000	34,977,928
Intercontinental Exchange, Inc. 3.65% 5/23/25	2,741,000	2,670,639
Morgan Stanley:
0.79% 5/30/25 (c)	4,350,000	4,227,436
0.985% 12/10/26 (c)	6,200,000	5,618,918
2.63% 2/18/26 (c)	5,000,000	4,801,599
3.62% 4/17/25 (c)	4,000,000	3,962,871
4% 7/23/25	3,286,000	3,210,287
4.679% 7/17/26 (c)	16,533,000	16,249,093
NASDAQ, Inc. 5.65% 6/28/25	1,516,000	1,519,722
UBS AG London Branch 1.375% 1/13/25 (b)	3,559,000	3,392,845
UBS Group AG:
4.49% 8/5/25 (b)(c)	4,400,000	4,346,378
4.703% 8/5/27 (b)(c)	9,100,000	8,823,452
6.373% 7/15/26 (b)(c)	3,000,000	3,006,142
		133,023,190
Consumer Finance - 3.6%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
1.65% 10/29/24	2,539,000	2,436,198
1.75% 1/30/26	7,716,000	7,056,524
4.875% 1/16/24	986,000	984,465
6.1% 1/15/27	5,050,000	5,075,728
6.45% 4/15/27 (b)	6,466,000	6,552,064
Ally Financial, Inc.:
4.75% 6/9/27	4,500,000	4,255,967
5.125% 9/30/24	3,126,000	3,096,307
American Express Co.:
2.25% 3/4/25	2,216,000	2,127,489
3.375% 5/3/24	5,000,000	4,953,916
5.389% 7/28/27 (c)	7,500,000	7,491,369
6.338% 10/30/26 (c)	8,000,000	8,109,057
Capital One Financial Corp.:
1.343% 12/6/24 (c)	4,000,000	3,998,915
4.166% 5/9/25 (c)	6,000,000	5,909,276
4.985% 7/24/26 (c)	10,713,000	10,457,540
7.149% 10/29/27 (c)	6,500,000	6,611,944
Ford Motor Credit Co. LLC 6.95% 6/10/26	10,070,000	10,182,519
John Deere Capital Corp.:
3.4% 6/6/25	3,014,000	2,939,545
4.75% 6/8/26	3,328,000	3,318,952
Synchrony Financial:
4.25% 8/15/24	4,618,000	4,540,364
4.375% 3/19/24	3,952,000	3,928,960
Toyota Motor Credit Corp. 5.4% 11/10/25	7,275,000	7,324,535
		111,351,634
Financial Services - 1.5%
AIG Global Funding 5.75% 7/2/26 (b)	6,500,000	6,492,138
Athene Global Funding:
0.95% 1/8/24 (b)	3,290,000	3,272,965
1% 4/16/24 (b)	4,000,000	3,922,303
1.608% 6/29/26 (b)	4,900,000	4,352,218
1.716% 1/7/25 (b)	3,920,000	3,724,513
Corebridge Financial, Inc. 3.5% 4/4/25	5,028,000	4,872,368
GA Global Funding Trust 1.25% 12/8/23 (b)	5,000,000	4,996,885
Nationwide Building Society 6.557% 10/18/27 (b)(c)	7,800,000	7,914,129
The Western Union Co.:
1.35% 3/15/26	8,000,000	7,225,593
2.85% 1/10/25	775,000	748,415
		47,521,527
Insurance - 1.2%
Equitable Financial Life Global Funding:
1.1% 11/12/24 (b)	5,000,000	4,782,045
5.5% 12/2/25 (b)	5,000,000	4,957,703
Great-West Lifeco U.S. Finance 2020 LP 0.904% 8/12/25 (b)	1,726,000	1,588,205
MassMutual Global Funding II:
4.15% 8/26/25 (b)	3,715,000	3,647,036
4.5% 4/10/26 (b)	8,100,000	7,974,534
New York Life Global Funding 5.45% 9/18/26 (b)	10,200,000	10,276,612
Pacific Life Global Funding II 1.2% 6/24/25 (b)	2,709,000	2,538,159
Principal Life Global Funding II U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.450% 5.7834% 4/12/24 (b)(c)(d)	1,828,000	1,828,684
Protective Life Global Funding 3.218% 3/28/25 (b)	1,098,000	1,062,919
		38,655,897
TOTAL FINANCIALS		846,704,248
HEALTH CARE - 1.7%
Biotechnology - 0.2%
Amgen, Inc. 5.25% 3/2/25	7,525,000	7,496,576
Health Care Providers & Services - 0.4%
Cigna Group 0.613% 3/15/24	990,000	975,600
CVS Health Corp. 5% 2/20/26	10,000,000	9,952,766
		10,928,366
Life Sciences Tools & Services - 0.3%
Revvity, Inc. 0.85% 9/15/24	4,620,000	4,443,234
Thermo Fisher Scientific, Inc. 1.215% 10/18/24	5,000,000	4,811,719
		9,254,953
Pharmaceuticals - 0.8%
AstraZeneca Finance LLC 0.7% 5/28/24	3,267,000	3,191,450
Bayer U.S. Finance II LLC:
3.875% 12/15/23 (b)	8,000,000	7,993,948
4.25% 12/15/25 (b)	6,602,000	6,362,537
GSK Consumer Healthcare Capital 3.125% 3/24/25	9,140,000	8,850,866
		26,398,801
TOTAL HEALTH CARE		54,078,696
INDUSTRIALS - 2.4%
Aerospace & Defense - 0.9%
L3Harris Technologies, Inc. 5.4% 1/15/27	8,000,000	8,066,510
RTX Corp.:
5% 2/27/26	3,646,000	3,626,415
5.75% 11/8/26	3,461,000	3,507,215
The Boeing Co.:
1.95% 2/1/24	1,500,000	1,490,421
2.196% 2/4/26	4,000,000	3,739,392
2.75% 2/1/26	2,400,000	2,270,154
4.875% 5/1/25	6,107,000	6,042,771
		28,742,878
Building Products - 0.2%
Carrier Global Corp. 5.8% 11/30/25 (b)	5,317,000	5,347,787
Commercial Services & Supplies - 0.1%
Republic Services, Inc. 0.875% 11/15/25	4,500,000	4,123,472
Ground Transportation - 0.2%
Canadian Pacific Railway Co. 1.35% 12/2/24	7,345,000	7,037,151
Industrial Conglomerates - 0.1%
Siemens Financieringsmaatschappij NV 0.65% 3/11/24 (b)	2,595,000	2,560,244
Machinery - 0.3%
Daimler Trucks Finance North America LLC:
1.625% 12/13/24 (b)	1,613,000	1,548,443
5.2% 1/17/25 (b)	2,360,000	2,348,493
Parker Hannifin Corp. 3.65% 6/15/24	4,730,000	4,673,038
		8,569,974
Passenger Airlines - 0.1%
Delta Air Lines, Inc. 2.9% 10/28/24	3,718,000	3,600,132
Trading Companies & Distributors - 0.3%
Air Lease Corp.:
0.7% 2/15/24	1,322,000	1,307,524
0.8% 8/18/24	6,745,000	6,493,653
3.25% 3/1/25	1,900,000	1,833,134
		9,634,311
Transportation Infrastructure - 0.2%
Avolon Holdings Funding Ltd. 2.875% 2/15/25 (b)	6,000,000	5,730,845
TOTAL INDUSTRIALS		75,346,794
INFORMATION TECHNOLOGY - 1.4%
Electronic Equipment, Instruments & Components - 0.2%
Dell International LLC/EMC Corp. 5.85% 7/15/25	5,600,000	5,623,858
Semiconductors & Semiconductor Equipment - 0.5%
Analog Devices, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.250% 5.5881% 10/1/24 (c)(d)	2,353,000	2,351,850
Broadcom Corp./Broadcom Cayman LP 3.875% 1/15/27	9,300,000	8,936,895
Microchip Technology, Inc. 0.983% 9/1/24	4,503,000	4,344,579
		15,633,324
Software - 0.7%
Oracle Corp. 5.8% 11/10/25	7,380,000	7,437,703
Roper Technologies, Inc. 1% 9/15/25	5,000,000	4,623,466
VMware, Inc.:
1% 8/15/24	2,883,000	2,788,711
4.5% 5/15/25	5,800,000	5,709,510
		20,559,390
TOTAL INFORMATION TECHNOLOGY		41,816,572
MATERIALS - 0.2%
Chemicals - 0.2%
Celanese U.S. Holdings LLC 6.05% 3/15/25	4,200,000	4,206,647
Nutrien Ltd. 5.9% 11/7/24	2,353,000	2,355,083
		6,561,730
REAL ESTATE - 0.3%
Equity Real Estate Investment Trusts (REITs) - 0.3%
American Tower Corp. 1.3% 9/15/25	1,459,000	1,349,340
Crown Castle International Corp.:
1.35% 7/15/25	342,000	318,767
4% 3/1/27	2,500,000	2,376,131
Omega Healthcare Investors, Inc. 4.5% 1/15/25	3,800,000	3,713,583
Welltower OP LLC 3.625% 3/15/24	1,604,000	1,592,583
		9,350,404
UTILITIES - 0.8%
Electric Utilities - 0.3%
FirstEnergy Corp.:
1.6% 1/15/26	365,000	336,286
2.05% 3/1/25	2,028,000	1,940,871
Florida Power & Light Co. 2.85% 4/1/25	926,000	897,586
Pennsylvania Electric Co. 5.15% 3/30/26 (b)	2,545,000	2,518,257
Southern Co. 0.6% 2/26/24	1,338,000	1,321,418
Tampa Electric Co. 3.875% 7/12/24	2,786,000	2,753,684
		9,768,102
Gas Utilities - 0.0%
Dominion Gas Holdings LLC 2.5% 11/15/24	722,000	700,134
Independent Power and Renewable Electricity Producers - 0.1%
Emera U.S. Finance LP 0.833% 6/15/24	2,029,000	1,964,325
Multi-Utilities - 0.4%
CenterPoint Energy, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.650% 5.9751% 5/13/24 (c)(d)	3,063,000	3,061,778
DTE Energy Co. 4.22% 11/1/24	5,000,000	4,922,388
NiSource, Inc. 0.95% 8/15/25	1,507,000	1,392,361
Sempra 3.3% 4/1/25	1,816,000	1,757,548
WEC Energy Group, Inc. 5% 9/27/25	1,702,000	1,686,172
		12,820,247
TOTAL UTILITIES		25,252,808
TOTAL NONCONVERTIBLE BONDS (Cost $1,383,269,034)		1,368,361,902

U.S. Treasury Obligations - 35.9%
	Principal Amount (a)	Value ($)
U.S. Treasury Notes:
3.875% 3/31/25	76,078,400	74,966,942
3.875% 1/15/26	244,311,300	240,513,022
4.125% 10/31/27	218,000,000	215,981,797
4.25% 5/31/25	74,209,400	73,493,395
4.5% 11/15/25	199,571,900	198,745,549
4.5% 7/15/26	20,000,000	19,985,938
4.625% 3/15/26 (e)	250,209,000	250,296,957
5% 10/31/25	50,000,000	50,232,240
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,132,909,504)		1,124,215,840

U.S. Government Agency - Mortgage Securities - 0.1%
	Principal Amount (a)	Value ($)
Fannie Mae - 0.1%
4.5% 3/1/39 to 9/1/49	2,721,466	2,611,209
5.5% 11/1/34	499,422	504,353
7.5% 11/1/31	93	97
TOTAL FANNIE MAE		3,115,659
Freddie Mac - 0.0%
8.5% 5/1/26 to 7/1/28	3,804	3,905
Ginnie Mae - 0.0%
7% to 7% 1/15/25 to 8/15/32	50,459	51,600
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $3,603,518)		3,171,164

Asset-Backed Securities - 15.2%
	Principal Amount (a)	Value ($)
Aimco:
Series 2018-BA Class AR, CME Term SOFR 3 Month Index + 1.360% 6.7555% 1/15/32 (b)(c)(d)	4,518,000	4,512,574
Series 2021-10A Class AR, CME Term SOFR 3 Month Index + 1.320% 6.7335% 7/22/32 (b)(c)(d)	4,510,000	4,494,143
AIMCO CLO Ltd. Series 2022-12A Class AR, CME Term SOFR 3 Month Index + 1.170% 6.5728% 1/17/32 (b)(c)(d)	5,435,000	5,405,874
American Express Credit Account Master Trust:
Series 2022-2 Class A, 3.39% 5/15/27	6,000,000	5,834,437
Series 2022-3 Class A, 3.75% 8/15/27	5,000,000	4,877,237
Series 2022-4 Class A, 4.95% 10/15/27	2,840,000	2,825,301
Series 2023-1 Class A, 4.87% 5/15/28	4,153,000	4,132,073
Series 2023-3 Class A, 5.23% 9/15/28	9,244,000	9,281,572
AmeriCredit Automobile Receivables Trust Series 2021-3 Class A3, 0.76% 8/18/26	2,910,240	2,832,351
Ares LII CLO Ltd. Series 2021-52A Class A1R, CME Term SOFR 3 Month Index + 1.310% 6.7235% 4/22/31 (b)(c)(d)	3,925,000	3,914,332
Ari Fleet Lease Trust 2023-B Series 2023-B Class A2, 6.05% 7/15/32 (b)	5,518,000	5,540,079
Bank of America Credit Card Master Trust:
Series 2022-A1 Class A1, 3.53% 11/15/27	5,363,000	5,217,158
Series 2022-A2, Class A2, 5% 4/15/28	3,936,000	3,926,375
Series 2023-A1 Class A1, 4.79% 5/15/28	3,022,000	3,002,331
BMW Vechicle Lease Trust 2023-1 Series 2023-1 Class A3, 5.16% 11/25/25	3,286,000	3,272,742
Bmw Vechicle Lease Trust 2023-2 Series 2023-2 Class A3, 5.99% 9/25/26	4,909,000	4,946,634
Capital One Multi-Asset Execution Trust:
Series 2022-A1 Class A1, 2.8% 3/15/27	9,460,000	9,146,512
Series 2022-A2 Class A, 3.49% 5/15/27	4,725,000	4,596,760
Series 2022-A3 Class A, 4.95% 10/15/27	3,490,000	3,470,299
Capital One Prime Auto Receiva Series 2023-2 Class A3, 5.82% 6/15/28	7,279,000	7,367,818
Capital One Prime Auto Receivables Series 2023-1 Class A3, 4.87% 2/15/28	6,465,000	6,411,470
Carmax Auto Owner Trust Series 2022-4 Class A2A, 5.34% 12/15/25	1,619,627	1,616,954
CarMax Auto Owner Trust Series 2023 2 Class A3, 5.05% 1/18/28	7,257,000	7,203,308
Carmax Auto Owner Trust 2023-4 Series 2023-4 Class A3, 6% 7/17/28	1,451,000	1,476,340
Carmax Owner Trust Series 2023-1 Class A2A, 5.23% 1/15/26	2,445,838	2,439,745
Carvana Auto Receivables Trust:
Series 2021-P2 Class A3, 0.49% 3/10/26	1,260,847	1,237,867
Series 2021-P3 Class A3, 0.7% 11/10/26	2,714,298	2,610,239
Cedar Funding Ltd.:
Series 2021-10A Class AR, CME Term SOFR 3 Month Index + 1.360% 6.7774% 10/20/32 (b)(c)(d)	1,244,000	1,237,938
Series 2021-14A Class A, CME Term SOFR 3 Month Index + 1.360% 6.7555% 7/15/33 (b)(c)(d)	5,539,000	5,530,902
Cent CLO LP Series 2021-21A Class A1R3, CME Term SOFR 3 Month Index + 1.230% 6.6191% 7/27/30 (b)(c)(d)	2,258,923	2,255,329
CFMT LLC Series 2023 HB12 Class A, 4.25% 4/25/33 (b)	986,893	949,677
Chase Issuance Trust:
Series 2022-A1 Class A, 3.97% 9/15/27	4,436,000	4,336,799
Series 2023-A1 Class A, 5.16% 9/15/28	10,790,000	10,832,692
Chesapeake Funding II LLC:
Series 2023 1A Class A1, 5.65% 5/15/35 (b)	5,248,871	5,230,927
Series 2023-2A Class A1, 6.16% 10/15/35 (b)	1,043,112	1,047,391
Countrywide Home Loans, Inc. Series 2004-2 Class 3A4, CME Term SOFR 1 Month Index + 0.610% 5.9574% 7/25/34 (c)(d)	58,993	56,387
Dell Equipment Finance Trust 2 Series 2023-3 Class A3, 5.93% 4/23/29 (b)	3,721,000	3,744,890
Dell Equipment Finance Trust 2023-2 Series 2023-2 Class A3, 5.65% 1/22/29 (b)	2,398,000	2,400,653
Discover Card Execution Note Trust:
Series 2022-A1 Class A1, 1.96% 2/15/27	3,099,000	2,973,874
Series 2022-A2 Class A, 3.32% 5/15/27	4,680,000	4,542,793
Series 2022-A3 Class A3, 3.56% 7/15/27	4,691,000	4,556,834
Series 2022-A4, Class A, 5.03% 10/15/27	4,250,000	4,232,066
Dllaa 2023-1A Series 2023-1A Class A3, 5.64% 2/22/28 (b)	623,000	622,906
Donlen Fleet Lease Funding Series 2021-2 Class A2, 0.56% 12/11/34 (b)	2,212,497	2,193,089
Eaton Vance CLO, Ltd. Series 2021-1A Class AR, CME Term SOFR 3 Month Index + 1.360% 6.7555% 4/15/31 (b)(c)(d)	4,077,000	4,062,951
Enterprise Fleet Financing Series 2023-2 Class A2, 5.56% 4/22/30 (b)	7,448,000	7,418,296
Enterprise Fleet Financing 2023-3 L Series 2023-3 Class A2, 6.4% 3/20/30 (b)	2,337,000	2,366,013
Enterprise Fleet Financing LLC:
Series 2020-2 Class A2, 0.61% 7/20/26 (b)	199,726	198,548
Series 2021-1 Class A2, 0.44% 12/21/26 (b)	183,198	180,932
Series 2021-2 Class A2, 0.48% 5/20/27 (b)	1,298,115	1,266,071
Series 2022-3 Class A2, 4.38% 7/20/29 (b)	623,910	614,054
Series 2023-1 Class A2, 5.51% 1/22/29 (b)	4,665,000	4,642,888
Ford Credit Auto Lease Trust 2 Series 2023-B Class A3, 5.91% 10/15/26	7,722,000	7,763,296
Ford Credit Auto Owner Trust:
Series 2019-1 Class A, 3.52% 7/15/30 (b)	857,000	854,587
Series 2020-1 Class A, 2.04% 8/15/31 (b)	3,372,000	3,229,798
Series 2021-1 Class A, 1.37% 10/17/33 (b)	4,343,000	3,939,395
Ford Credit Auto Owner Trust 2 Series 2023-B Class A3, 5.23% 5/15/28	4,689,000	4,693,010
Ford Credit Floorplan Master Owner Trust Series 2023-1 Class A1, 4.92% 5/15/28 (b)	4,708,000	4,644,765
Fordl 2023-A Series 2023-A Class A2A, 5.19% 6/15/25	1,770,727	1,767,995
GM Financial Automobile Leasing Series 2023-2 Class A3, 5.05% 7/20/26	4,683,000	4,645,605
GM Financial Automobile Leasing Trust:
Series 2021-3 Class A3, 0.39% 10/21/24	369,374	368,300
Series 2023-1 Class A3, 5.16% 4/20/26	8,108,000	8,074,199
GM Financial Consumer Automobile Receivables Series 2023 2 Class A3, 4.47% 2/16/28	1,671,000	1,645,383
GM Financial Consumer Automobile Receivables Trust Series 2022-2 Class A3, 3.1% 2/16/27	4,307,000	4,209,508
Gm Financial Leasing Trust 202 Series 2023-3 Class A3, 5.38% 11/20/26	646,000	644,257
Gm Financial Securitized Term Series 2023-4 Class A3, 5.78% 8/16/28	5,981,000	6,049,951
GMF Floorplan Owner Revolving Trust Series 2023-1 Class A1, 5.34% 6/15/28 (b)	6,911,000	6,894,991
Harot 2023-4 Series 2023-4 Class A3, 5.67% 6/21/28	5,351,000	5,408,814
Honda Auto Receivables Series 2023-1 Class A3, 5.04% 4/21/27	4,546,000	4,519,125
Hyundai Auto Lease Securitizat:
Series 2023-B Class A3, 5.15% 6/15/26 (b)	8,000,000	7,954,516
Series 2023-C Class A3, 5.8% 12/15/26 (b)	6,380,000	6,422,155
Hyundai Auto Receivables Trust:
Series 2023 A Class A3, 4.58% 4/15/27	2,025,000	1,997,738
Series 2023-C Class A3, 5.54% 10/16/28	4,434,000	4,473,656
Juniper Valley Park CLO LLC Series 2023-1A Class A1, CME Term SOFR 3 Month Index + 1.850% 7.2658% 7/20/35 (b)(c)(d)	8,000,000	8,009,448
Madison Park Funding XXXII, Ltd. / Madison Park Funding XXXII LLC Series 2021-32A Class A1R, CME Term SOFR 3 Month Index + 1.260% 6.6735% 1/22/31 (b)(c)(d)	3,305,000	3,294,282
Marlette Funding Trust Series 2022-2A Class A, 4.25% 8/15/32 (b)	513,875	512,596
Marlette Funding Trust 2023-3 Series 2023-3A Class A, 6.49% 9/15/33 (b)	1,271,206	1,270,655
Mercedes-Benz Auto Receivables:
Series 2023-1 Class A2, 5.09% 1/15/26	2,143,244	2,137,569
Series 2023-2 Class A3, 5.95% 11/15/28	3,438,000	3,507,103
MMAF Equipment Finance LLC:
Series 2019-B Class A3, 2.01% 12/12/24 (b)	365,431	363,467
Series 2022-B Class A2, 5.57% 9/9/25 (b)	1,896,815	1,892,155
Niagara Park CLO, Ltd. Series 2021-1A Class AR, CME Term SOFR 3 Month Index + 1.260% 6.6644% 7/17/32 (b)(c)(d)	4,380,000	4,365,047
Nissan Auto Receivables 2023-B Series 2023-B Class A3, 5.93% 3/15/28	4,082,000	4,138,791
OneMain Direct Auto Receivables Trust Series 2021-1A Class A, 0.87% 7/14/28 (b)	4,215,436	4,026,950
Palmer Square Loan Funding, Ltd. Series 2021-2A Class A1, CME Term SOFR 3 Month Index + 1.060% 6.4287% 5/20/29 (b)(c)(d)	1,957,157	1,951,556
Palmer Square Loan Funding, Ltd. / Palmer Square Loan Funding LLC Series 2022-1A Class A1, CME Term SOFR 3 Month Index + 1.050% 6.4439% 4/15/30 (b)(c)(d)	3,697,757	3,677,005
Park Place Securities, Inc. Series 2005-WCH1 Class M4, CME Term SOFR 1 Month Index + 1.350% 6.7024% 1/25/36 (c)(d)	46,823	45,823
Porsche Financial Auto Securitizati Series 2023-2A Class A3, 5.79% 1/22/29 (b)	3,231,000	3,269,525
Prpm 2021-5, LLC Series 2021-5 Class A1, 1.793% 6/25/26 (b)(c)	2,123,968	1,985,594
Santander Consumer Auto Receivables Trust Series 2021-AA Class A3, 0.33% 10/15/25 (b)	108,731	108,478
Santander Drive Auto Receivables Trust Series 2022-5 Class A3, 4.11% 8/17/26	1,943,329	1,932,693
Sfs Auto Receivables Securitiz Series 2023-1A Class A3, 5.47% 10/20/28 (b)	7,535,000	7,532,414
Sofi Consumer Loan Program Series 2023-1S Class A, 5.81% 5/15/31 (b)	1,584,943	1,581,676
Symphony CLO XXI, Ltd. Series 2021-21A Class AR, CME Term SOFR 3 Month Index + 1.320% 6.7155% 7/15/32 (b)(c)(d)	3,398,000	3,387,429
Symphony CLO XXIII Ltd. Series 2021-23A Class AR, CME Term SOFR 3 Month Index + 1.280% 6.6755% 1/15/34 (b)(c)(d)	4,807,000	4,786,849
TCI-Flatiron CLO Ltd. / LLC Series 2021-1A Class AR, CME Term SOFR 3 Month Index + 1.220% 6.591% 11/18/30 (b)(c)(d)	3,069,255	3,063,144
TCI-Symphony CLO Series 2021-1A Class AR, CME Term SOFR 3 Month Index + 1.190% 6.5855% 7/15/30 (b)(c)(d)	4,617,017	4,605,027
Terwin Mortgage Trust Series 2003-4HE Class A1, CME Term SOFR 1 Month Index + 0.970% 6.3174% 9/25/34 (c)(d)	68,627	66,287
Tesla Auto Lease Trust 2023-B Series 2023-B Class A3, 6.13% 9/21/26 (b)	8,253,000	8,281,802
Tesla Auto Lease Trust 23-A Series 2023-A Class A3, 5.89% 6/22/26 (b)	1,501,000	1,499,038
Toyota Auto Loan Extended Note Trust Series 2020-1A Class A, 1.35% 5/25/33 (b)	2,401,000	2,254,209
Toyota Auto Receivables 2023-D Series 2023-D Class A3, 5.54% 8/15/28	4,383,000	4,424,394
Toyota Lease Owner Trust 2023- Series 2023-B Class A3, 5.66% 11/20/26 (b)	6,947,000	6,992,108
Upstart Securitization Trust:
Series 2021-4 Class A, 0.84% 9/20/31 (b)	195,162	194,165
Series 2021-5 Class A, 1.31% 11/20/31 (b)	521,425	516,870
3.12% 3/20/32 (b)	1,428,819	1,408,996
Upstart Securitization Trust 2 Series 2023-3 Class A, 6.9% 10/20/33 (b)	5,102,000	5,101,440
Usaa Auto Owner Trust 2023-A Series 2023-A Class A3, 5.58% 5/15/28 (b)	7,777,000	7,804,604
VCAT Asset Securitization, LLC:
Series 2021-NPL1 Class A1, 2.2891% 12/26/50 (b)	281,731	277,081
Series 2021-NPL2 Class A1, 2.115% 3/27/51 (b)	1,736,403	1,683,552
Series 2021-NPL3 Class A1, 1.743% 5/25/51 (b)(c)	2,501,228	2,324,648
Verizon Master Trust:
Series 2021-1 Class A, 0.5% 5/20/27	3,250,000	3,170,617
Series 2021-2 Class A, 0.99% 4/20/28	4,700,000	4,512,908
Series 2022-5 Class A1A, 3.72% 7/20/27	2,405,000	2,398,082
Series 2023 2 Class A, 4.89% 4/13/28	5,620,000	5,569,668
Series 2023-4 Class A1A, 5.16% 6/20/29	7,552,000	7,539,631
Series 2023-5 Class A1A, 5.61% 9/8/28	6,400,000	6,410,978
Volkswagen Auto Lease Trust 20 Series 2023-A Class A3, 5.81% 10/20/26	8,000,000	8,048,432
Volkswagen Auto Loan Enhanced:
Series 2023-1 Class A3, 5.02% 6/20/28	3,407,000	3,388,638
Series 2023-2 Class A3, 5.48% 12/20/28	5,119,000	5,143,179
Voya CLO Ltd. Series 2021-1A Class A1R, CME Term SOFR 3 Month Index + 1.210% 6.6144% 4/17/30 (b)(c)(d)	2,951,280	2,947,009
Voya CLO Ltd./Voya CLO LLC Series 2021-2A Class A1R, CME Term SOFR 3 Month Index + 1.420% 6.8184% 7/19/34 (b)(c)(d)	4,500,000	4,471,443
Wheels Fleet Lease Funding 1 L Series 2023-2A Class A, 6.46% 8/18/38 (b)	7,132,000	7,185,677
Wheels SPV LLC Series 2021-1A Class A, CME Term SOFR 1 Month Index + 0.390% 5.7256% 8/20/29 (b)(c)(d)	890,921	885,713
World Omni Auto Receivables Trust:
Series 2021 D Class A3, 0.81% 10/15/26	3,726,826	3,602,281
Series 2023-C Class A3, 5.15% 11/15/28	794,000	792,193
Series 2023-D Class A3, 5.79% 2/15/29	4,879,000	4,956,215
TOTAL ASSET-BACKED SECURITIES (Cost $476,916,077)		474,585,603

Collateralized Mortgage Obligations - 1.1%
	Principal Amount (a)	Value ($)
Private Sponsor - 1.0%
Ajax Mortgage Loan Trust sequential payer Series 2021-B Class A, 2.239% 6/25/66 (b)(c)	973,148	926,158
Angel Oak Mortgage Trust Series 2021-8 Class A1, 1.82% 11/25/66 (b)	2,705,797	2,225,091
Brass PLC Series 2021-10A Class A1, 0.669% 4/16/69 (b)(c)	293,835	283,316
Cascade Funding Mortgage Trust:
Series 2021-EBO1 Class A, 0.9849% 11/25/50 (b)(c)	635,355	587,884
Series 2021-HB6 Class A, 0.8983% 6/25/36 (b)	555,392	528,630
Series 2021-HB7 Class A, 1.1512% 10/27/31 (b)	821,367	789,662
Cfmt 2022-Ebo2 sequential payer Series 2022-EBO2 Class A, 3.169% 7/25/54 (b)	225,677	222,973
CFMT 2022-Hb8 LLC sequential payer Series 2022-HB8 Class A, 3.75% 4/25/25 (b)	2,729,835	2,677,100
Csmc 2021-Rpl9 Trust sequential payer Series 2021-RPL9 Class A1, 2.4364% 2/25/61 (b)	4,060,979	3,818,645
Finance of America HECM Buyout sequential payer Series 2022-HB1 Class A, 2.6948% 2/25/32 (b)(c)	2,069,558	1,957,064
GCAT Trust sequential payer Series 2021-NQM7 Class A1, 1.915% 8/25/66 (b)	1,435,221	1,228,941
Legacy Mortgage Asset Trust Series 2021-GS5 Class A1, 2.25% 7/25/67 (b)(c)	3,145,258	2,948,693
New York Mortgage Trust sequential payer Series 2021-SP1 Class A1, 1.6696% 8/25/61 (b)	1,026,305	941,268
Oceanview Mortgage Loan Trust sequential payer Series 2020-1 Class A1A, 1.7329% 5/28/50 (b)	1,030,022	917,909
Ocwen Ln Investment Trust 2023-Hb1 Series 2023-HB1 Class A, 3% 6/25/36 (b)	426,426	404,288
Preston Ridge Partners Mortgage Trust:
sequential payer Series 2021-8 Class A1, 1.743% 9/25/26 (b)(c)	2,593,526	2,428,739
Series 2021-2 Class A1, 2.115% 3/25/26 (b)	3,214,527	3,091,489
Series 2021-RPL1 Class A1, 1.319% 7/25/51 (b)	413,954	363,114
Series 2021-RPL2 Class A1, 1.455% 10/25/51 (b)(c)	571,988	503,086
PRET LLC Series 2022-RN1 Class A1, 3.721% 7/25/51 (b)	2,091,820	1,998,688
RMF Buyout Issuance Trust sequential payer:
Series 2021-HB1 Class A, 1.2586% 11/25/31 (b)	734,431	704,652
Series 2022-HB1 Class A, 4.272% 4/25/32 (b)	430,384	414,653
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 6 month U.S. LIBOR + 0.880% 6.546% 7/20/34 (c)(d)	687	608
TOTAL PRIVATE SPONSOR		29,962,651
U.S. Government Agency - 0.1%
Fannie Mae:
floater Series 2015-27 Class KF, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.410% 5.7426% 5/25/45 (c)(d)	1,114,159	1,091,664
sequential payer Series 2001-40 Class Z, 6% 8/25/31	18,600	18,572
Series 2016-27:
Class HK, 3% 1/25/41	1,271,788	1,183,383
Class KG, 3% 1/25/40	580,730	540,734
Series 2016-42 Class FL, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.460% 5.7926% 7/25/46 (c)(d)	1,251,897	1,239,406
Freddie Mac Series 3949 Class MK, 4.5% 10/15/34	131,276	128,918
TOTAL U.S. GOVERNMENT AGENCY		4,202,677
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $36,582,373)		34,165,328

Commercial Mortgage Securities - 3.1%
	Principal Amount (a)	Value ($)
BAMLL Commercial Mortgage Securities Trust:
floater Series 2022-DKLX Class A, CME Term SOFR 1 Month Index + 1.150% 6.473% 1/15/39 (b)(c)(d)	1,181,000	1,151,207
sequential payer Series 2019-BPR Class ANM, 3.112% 11/5/32 (b)	1,099,000	987,640
Benchmark Mortgage Trust sequential payer Series 2021-B31 Class A1, 1.357% 12/15/54	2,712,319	2,515,431
BLOX Trust floater sequential payer Series 2021-BLOX Class A, CME Term SOFR 1 Month Index + 0.860% 6.1875% 9/15/26 (b)(c)(d)	2,278,000	2,186,200
BPR Trust floater Series 2022-OANA Class A, CME Term SOFR 1 Month Index + 1.890% 7.2209% 4/15/37 (b)(c)(d)	4,067,000	3,995,747
BX Commercial Mortgage Trust floater:
Series 2021-PAC Class A, CME Term SOFR 1 Month Index + 0.800% 6.1266% 10/15/36 (b)(c)(d)	2,267,000	2,213,640
Series 2021-VINO Class A, CME Term SOFR 1 Month Index + 0.760% 6.0898% 5/15/38 (b)(c)(d)	1,284,908	1,260,693
Series 2022-LP2 Class A, CME Term SOFR 1 Month Index + 1.010% 6.3358% 2/15/39 (b)(c)(d)	2,375,124	2,317,757
Bx Commercial Mortgage Trust 2 floater sequential payer Series 2019-IMC Class A, CME Term SOFR 1 Month Index + 1.040% 6.3693% 4/15/34 (b)(c)(d)	2,104,341	2,087,968
BX Trust:
floater:
Series 2021-ACNT Class A, CME Term SOFR 1 Month Index + 0.960% 6.2875% 11/15/38 (b)(c)(d)	2,082,000	2,041,499
Series 2021-BXMF Class A, CME Term SOFR 1 Month Index + 0.750% 6.0734% 10/15/26 (b)(c)(d)	1,815,930	1,775,466
Series 2022-GPA Class A, CME Term SOFR 1 Month Index + 2.160% 7.4879% 8/15/39 (b)(c)(d)	2,728,000	2,730,563
floater sequential payer:
Series 2019-XL Class A, CME Term SOFR 1 Month Index + 1.030% 6.3574% 10/15/36 (b)(c)(d)	3,418,447	3,409,767
Series 2021-SOAR Class A, CME Term SOFR 1 Month Index + 0.780% 6.1075% 6/15/38 (b)(c)(d)	1,762,112	1,728,357
CF Hippolyta Issuer LLC sequential payer:
Series 2020-1 Class A1, 1.69% 7/15/60 (b)	3,643,936	3,335,623
Series 2021-1A Class A1, 1.53% 3/15/61 (b)	2,216,637	1,953,834
CGDB Commercial Mortgage Trust floater Series 2019-MOB Class A, CME Term SOFR 1 Month Index + 1.060% 6.3874% 11/15/36 (b)(c)(d)	821,166	807,065
Citigroup Commercial Mortgage Trust:
sequential payer:
Series 2014-GC21 Class AAB, 3.477% 5/10/47	6	6
Series 2016-GC36 Class AAB, 3.368% 2/10/49	698,304	680,091
Series 2015-GC33 Class AAB, 3.522% 9/10/58	1,025,697	1,001,347
COMM Mortgage Trust sequential payer:
Series 2015 LC19 Class A3, 2.922% 2/10/48	2,123,883	2,064,624
Series 2020-SBX Class A, 1.67% 1/10/38 (b)	4,412,000	3,883,039
Credit Suisse Mortgage Trust:
floater Series 2019-ICE4 Class A, CME Term SOFR 1 Month Index + 1.020% 6.35% 5/15/36 (b)(c)(d)	10,131,793	10,108,950
sequential payer Series 2020-NET Class A, 2.2569% 8/15/37 (b)	518,495	473,691
CSAIL 2018-CX12 Commercial Mortgage Trust sequential payer Series 2018-CX12 Class ASB, 4.1628% 8/15/51	1,996,018	1,908,458
CSAIL Commercial Mortgage Trust sequential payer Series 2015-C4 Class A3, 3.5438% 11/15/48	6,778,155	6,547,186
CSMC Trust Series 2017-CHOP Class A, PRIME RATE - 2.300% 6.194% 7/15/32 (b)(c)(d)	1,627,796	1,551,961
ELP Commercial Mortgage Trust floater Series 2021-ELP Class A, CME Term SOFR 1 Month Index + 0.810% 6.1385% 11/15/38 (b)(c)(d)	2,883,644	2,822,112
Extended Stay America Trust floater Series 2021-ESH Class A, CME Term SOFR 1 Month Index + 1.190% 6.5175% 7/15/38 (b)(c)(d)	867,961	857,877
GS Mortgage Securities Trust:
floater Series 2021-IP Class A, CME Term SOFR 1 Month Index + 1.060% 6.3875% 10/15/36 (b)(c)(d)	1,243,000	1,192,762
Series 2011-GC5 Class A/S, 5.209% 8/10/44 (b)(c)	2,163,577	2,066,356
JPMBB Commercial Mortgage Securities Trust sequential payer Series 2014-C21 Class A4, 3.4927% 8/15/47	2,582,273	2,559,745
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2019-BKWD Class A, CME Term SOFR 1 Month Index + 1.610% 6.9375% 9/15/29 (b)(c)(d)	1,077,789	993,234
Series 2013-LC11 Class A/S, 3.216% 4/15/46	757,282	698,214
Life Financial Services Trust floater Series 2022-BMR2 Class A1, CME Term SOFR 1 Month Index + 1.290% 6.6182% 5/15/39 (b)(c)(d)	3,413,000	3,342,323
LIFE Mortgage Trust floater Series 2021-BMR Class A, CME Term SOFR 1 Month Index + 0.810% 6.1375% 3/15/38 (b)(c)(d)	1,683,828	1,641,501
Merit floater Series 2021-STOR Class A, CME Term SOFR 1 Month Index + 0.810% 6.1375% 7/15/38 (b)(c)(d)	995,000	975,630
Morgan Stanley BAML Trust sequential payer Series 2016-C28 Class A3, 3.272% 1/15/49	802,735	757,541
Morgan Stanley Capital I Trust:
sequential payer Series 2019-MEAD Class A, 3.17% 11/10/36 (b)	2,396,136	2,190,057
Series 2019-H7 Class A1, 2.327% 7/15/52	325,024	320,646
Open Trust 2023-Air sequential payer Series 2023-AIR Class A, CME Term SOFR 1 Month Index + 3.080% 8.4131% 10/15/28 (b)(c)(d)	1,961,000	1,960,999
OPG Trust floater Series 2021-PORT Class A, CME Term SOFR 1 Month Index + 0.590% 5.9215% 10/15/36 (b)(c)(d)	3,087,676	3,006,278
SREIT Trust floater:
Series 2021-FLWR Class A, CME Term SOFR 1 Month Index + 0.690% 6.014% 7/15/36 (b)(c)(d)	3,000,000	2,934,063
Series 2021-MFP Class A, CME Term SOFR 1 Month Index + 0.840% 6.1682% 11/15/38 (b)(c)(d)	2,005,000	1,967,836
Wells Fargo Commercial Mortgage Trust sequential payer:
Series 2015-LC22 Class ASB, 3.571% 9/15/58	791,691	774,699
Series 2017-RC1 Class ASB, 3.453% 1/15/60	1,181,661	1,134,189
WF-RBS Commercial Mortgage Trust sequential payer Series 2014-C20 Class ASB, 3.638% 5/15/47	20,784	20,731
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $99,956,526)		96,934,603

Money Market Funds - 0.3%
	Shares	Value ($)
Fidelity Cash Central Fund 5.40% (f) (Cost $9,052,258)	9,050,448	9,052,258

TOTAL INVESTMENT IN SECURITIES - 99.5% (Cost $3,142,289,290)	3,110,486,698
NET OTHER ASSETS (LIABILITIES) - 0.5%	16,151,096
NET ASSETS - 100.0%	3,126,637,794

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	1,199	Mar 2024	245,148,664	728,354	728,354

The notional amount of futures purchased as a percentage of Net Assets is 7.8%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $638,319,596 or 20.4% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,520,062.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.40%	27,834,965	246,577,193	265,359,900	295,230	-	-	9,052,258	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	-	63,100	63,100	69	-	-	-	0.0%
Total	27,834,965	246,640,293	265,423,000	295,299	-	-	9,052,258

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Nonconvertible Bonds and U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  U.S. Government Agency - Mortgage Securities, Asset-Backed Securities, Collateralized Mortgage Obligations and Commercial Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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